Certnas 1-38105

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010382

By Electronic Mail

Received SEC
JUN - 1 2017
Washington, DC 20549

June 1, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 31, 2017 The Nasdaq Stock Market (the "Exchange") received from KBL Merger Corp. IV (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock, one Right and one Warrant 1

Common Stock, par value $0.0001 per share 2

Rights, exchangeable into one-tenth of one share of Common Stock 3

Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $5.75 per half share 4

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.